Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended															12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Not designated as hedging instrument USD ($)	Dec. 31, 2014 Not designated as hedging instrument EUR (€)	Dec. 31, 2014 Not designated as hedging instrument JPY (¥)	Dec. 31, 2013 Not designated as hedging instrument USD ($)	Dec. 31, 2013 Not designated as hedging instrument EUR (€)	Dec. 31, 2013 Not designated as hedging instrument JPY (¥)	Dec. 31, 2014 Interest Rate Swap USD ($)	Dec. 31, 2013 Interest Rate Swap USD ($)	Dec. 31, 2014 Term of Product Warranty 1 Minimum	Dec. 31, 2014 Term of Product Warranty 1 Maximum	Dec. 31, 2014 Term of Product Warranty 2	Dec. 31, 2014 Term of Product Warranty 3 Minimum	Dec. 31, 2014 Term of Product Warranty 3 Maximum	Dec. 31, 2014 Term of Product Warranty 4	Dec. 31, 2014 Term of Product Warranty 5	Dec. 31, 2014 Term of Product Warranty 6	Dec. 31, 2014 Term of Product Warranty 7	Dec. 31, 2014 Silicon Material Purchases	Dec. 31, 2013 Silicon Material Purchases	Dec. 31, 2012 Silicon Material Purchases
Significant Accounting Policies [Line Items]
Net loss	$ (101,010,000)	(626,733,000)		(874,090,000)		(1,562,859,000)
Accumulated deficit	(472,433,000)	(2,931,256,000)		(2,304,523,000)
Excess of current liabilities over current assets	209,235,728	1,298,224,000
Currency translation rate from USD to RMB		6.2046
Cash and cash equivalents, maturity period	90 days	90 days
Interest costs incurred	57,728,782	358,184,000		328,962,000		340,583,000
Interest costs capitalized	1,561,100	9,686,000		5,142,000		41,068,000
Land use rights, weighted-Average Amortization years	50 years	50 years
Terminal value growth rate	3.00%	3.00%
Valuation discount rate	16.00%	16.00%
Impairment loss of goodwill	0	0		0		0	134,735,000
Impairment loss	0		0		0
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments								91,860,000	20,525,000	1,269,000,000	120,415,000	15,000,000	4,277,500,000	174,000,000	50,000,000
Advertising expenses	889,824	5,521,000		7,902,000		29,255,000
Warranty Period																2 years	5 years	10 years	20 years	25 years	12 years	25 years	1 year	25 years
Description of product warranty	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Government subsidies as offset to its operating expenses	2,102,956	13,048,000		3,870,000		25,911,000
Government subsidies recorded as other income	130,387	809,000		5,000,000
Long Term Payable	8,059,000	50,000,000	8,059,000	50,000,000
Rent Expense	2,085,227	12,938,000		10,042,000		12,787,000
Capital leases		0		0		0
Cash and bank deposits in PRC	$ 71,553,364	443,960,000
Percentage of cash and cash equivalent to cash and bank deposits	45.00%	45.00%
Concentration of major top five suppliers as a percentage of total advance to suppliers	74.90%	74.90%	74.40%	74.40%
Percentage of revenue from top five major customer	62.00%	62.00%	53.50%	53.50%	29.80%	29.80%
Percentage of Raw material purchases from five largest suppliers																									87.40%	76.70%	72.40%